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                     SUPPLEMENT DATED MAY 14, 1997 TO THE
                      STATEMENT OF ADDITION INFORMATION
                          DATED MAY 1, 1997 FOR THE
                   CANADA LIFE OF AMERICA SERIES FUND, INC.



Effective May 14, 1997, the section in the statement of additional information captioned Directors and Officers is amended to include the following:

NAME, AGE AND ADDRESS    POSITION(S) WITH     PRINCIPAL OCCUPATION(S) DURING
                         THE FUND             PAST FIVE YEARS

J.S. Clarke, 59          Director             Associate Treasurer for
                                              Investments, Cornell University

E.Y. Baker, 62           Director             President, Chief Executive
                                              Officer, HOOPP Investment
                                              Management Limited; Chief
                                              Investment Officer, Hospitals of
                                              Ontario Pension Plan; Director,
                                              The Greater China Fund, Inc.;
                                              Director, Orion Energy Holdings
                                              Inc. previously Senior Vice
                                              President, Investments and Chief
                                              Financial Officer, Ontario
                                              Hospital Association